CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)		Total	Sponsor	Private Placement Warrants Sponsor	Initial Public Offering	Class A Common Stock	Class A Common Stock Initial Public Offering	Class B Common Stock	Class B Common Stock Sponsor	Additional Paid-in Capital	Additional Paid-in Capital Sponsor	Additional Paid-in Capital Private Placement Warrants Sponsor	Additional Paid-in Capital Initial Public Offering	Retained Earnings
Beginning balance at Apr. 16, 2020		$ 0				$ 0		$ 0		$ 0				$ 0
Beginning balance, Shares at Apr. 16, 2020						0		0
Issuance of common stock to Sponsor, shares									5,031,250
Ending balance, Shares at Apr. 17, 2020									5,750,000
Beginning balance at Apr. 16, 2020		0				$ 0		$ 0		0				0
Beginning balance, Shares at Apr. 16, 2020						0		0
Issuance of common stock to Sponsor	[1],[2]		$ 25,000						$ 575		$ 24,425
Issuance of common stock to Sponsor, shares	[1],[2]								5,750,000
Net loss		(2,500)												(2,500)
Ending balance at May. 01, 2020		22,500						$ 575		24,425				(2,500)
Ending balance, Shares at May. 01, 2020						0		5,750,000
Beginning balance at Apr. 16, 2020		0				$ 0		$ 0		0				0
Beginning balance, Shares at Apr. 16, 2020						0		0
Issuance of common stock to Sponsor			$ 25,000						$ 575		$ 24,425
Issuance of common stock to Sponsor, shares									5,750,000
Sale of units in initial public offering, gross					$ 230,000,000		$ 2,300						$ 229,997,700
Sale of units in initial public offering, gross, shares							23,000,000
Offering costs		(13,097,867)								(13,097,867)
Sale of private placement warrants to Sponsor in private placement				$ 6,575,000								$ 6,575,000
Common stock subject to possible redemption		(218,439,270)				$ (2,184)				(218,437,086)
Common stock subject to possible, shares						(21,843,927)
Net loss		(62,862)												(62,862)
Ending balance at Jun. 30, 2020		$ 5,000,001				$ 116		$ 575		$ 5,062,172				$ (62,862)
Ending balance, Shares at Jun. 30, 2020						1,156,073		5,750,000

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.